Commitments and Contingencies - Schedule of other contractual obligation related to bank debt and interest (Detail) - Revolving Credit Facility [Member] $ in Thousands	Dec. 31, 2022 USD ($)
Commitments and Contingencies [Line Items]
Bank debt	$ 497,500
Interest	93,450
Total contractual obligations	590,950
Less than one year [member]
Commitments and Contingencies [Line Items]
Bank debt
Interest	37,116
Total contractual obligations	37,116
1-3 years [member]
Commitments and Contingencies [Line Items]
Bank debt	497,500
Interest	56,334
Total contractual obligations	$ 553,834